Exhibit 99.1

Enterprise Fleet Financing 2018-1, LLC Series 2018-1 Asset Backed Notes Sample Lease Agreed-Upon Procedures Report To: Enterprise Fleet Financing 2018-1, LLC Enterprise Fleet Management, Inc. 5 March 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures Enterprise Fleet Financing 2018-1, LLC Enterprise Fleet Management, Inc. 600 Corporate Park Drive St. Louis, Missouri 63105 Re: Enterprise Fleet Financing 2018-1, LLC (the “Issuer”) Series 2018-1 Asset Backed Notes (the “Notes”) Sample Lease Agreed-Upon Procedures We have performed the procedures enumerated in Attachment A, which were agreed to by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor“), Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”), MUFG Securities Americas Inc. (“MUFG”), Mizuho Securities USA LLC (“Mizuho”) and TD Securities (USA) LLC (“TD,” together with the Issuer, Sponsor, BofA Merrill Lynch, MUFG and Mizuho, the “Specified Parties”), solely to assist the Issuer with respect to certain information relating to a pool of leases and the vehicles subject to those leases (the “Leases”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose. The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with: a. An electronic data file labeled “DATA_TAPE_MTN_2018_1.mdb” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31 January 2018 (the “Cutoff Date”), b. Imaged copies of: i. The master equity lease agreement, amendment to master equity lease agreement, amended and restated master equity lease agreement, master walkaway lease agreement or other related documents (collectively and as applicable, the “Master Lease Agreement”), ii. Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”), iii. The credit review file (the “Credit Review File”), iv. The certificate of title, vehicle record, certificate of origin for a vehicle, title and registration card or other related documents (collectively and as applicable, the “Title”) and v. The certificate of insurance, lender’s certificate of insurance and corresponding endorsement, automobile certificate of insurance, vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, insurance inquiry application, additional insured endorsement, commercial automobile broad form endorsement, miscellaneous endorsement, commercial automobile elite endorsement, business auto extension endorsement, the self-insurance addendum to the Master Lease Agreement and/or other related documents (collectively and as applicable and available, the “Insurance Source Documents,” together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the “Source Documents”), relating to each Sample Lease (as defined in Attachment A), c. The list of relevant characteristics (the “Sample Characteristics”) on the Base Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and d. Instructions, assumptions and methodologies, which are described in Attachment A. The procedures included in Attachment A were limited to comparing, recalculating or observing certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Base Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. The agreed-upon procedures described in this report were not performed for the purpose of: a. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or b. Making any findings with respect to: i. Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements, ii. The value of the collateral securing the Leases, iii. Whether the originator of the Leases complied with federal, state or local laws or regulations or iv. Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation. /s/ Ernst & Young LLP 5 March 2018

Procedures performed and our associated findings 1. As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Data File. The Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the Leases. 2. As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Leases from the Base Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Base Data File. For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150. 3. For each Sample Lease, we: a. Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the corresponding System Screen Shots, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. All such compared information was in agreement. b. Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of the Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Master Lease Agreement. c. Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in the Credit Review File.

3. (continued)d. Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 2 to Attachment A, observed that such completed date, as shown on the Credit Review File, was during the 12 month period ending on the Cutoff Date. e. Observed the owner name, security interest holder/lessor name (only for Sample Leases which had a Title from the state of Oregon) or name of purchaser (only for Sample Lease Numbers 32, 135 and 150) on the corresponding Title. As instructed by the Sponsor, on behalf of the Issuer, we listed the owner name, security interest holder/lessor name or name of purchaser, as applicable, that we observed, as shown on the Title, for each Sample Lease on Exhibit 3 to Attachment A. We performed no procedures to determine the validity of any owner name, security interest holder/lessor name or name of purchaser, as applicable, contained on the Title. f. Observed the loss payee name for physical damage insurance and the additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 4 to Attachment A. We also observed on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are included in the notes to Exhibit 4 to Attachment A, that: i. 115 of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as both the loss payee and additional insured, ii. 18 of the Sample Leases have System Screen Shots which indicate “Enterprise Enrollment Coverage” as the insurance carrier and indicate the amount of physical damage and liability insurance that is billed each month,
3. (continued) d. Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 2 to Attachment A, observed that such completed date, as shown on the Credit Review File, was during the 12 month period ending on the Cutoff Date. e. Observed the owner name, security interest holder/lessor name (only for Sample Leases which had a Title from the state of Oregon) or name of purchaser (only for Sample Lease Numbers 32, 135 and 150) on the corresponding Title. As instructed by the Sponsor, on behalf of the Issuer, we listed the owner name, security interest holder/lessor name or name of purchaser, as applicable, that we observed, as shown on the Title, for each Sample Lease on Exhibit 3 to Attachment A. We performed no procedures to determine the validity of any owner name, security interest holder/lessor name or name of purchaser, as applicable, contained on the Title. f. Observed the loss payee name for physical damage insurance and the additional insured name for liability insurance on the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 4 to Attachment A. We also observed on the Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, that are included in the notes to Exhibit 4 to Attachment A, that: i. 115 of the Sample Leases have Insurance Source Documents which indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as both the loss payee and additional insured, ii. 18 of the Sample Leases have System Screen Shots which indicate “Enterprise Enrollment Coverage” as the insurance carrier and indicate the amount of physical damage and liability insurance that is billed each month,

3. (continued) f. (continued) iii. 11 of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and which indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured, iv. Three of the Sample Leases have System Screen Shots which indicate ”Enterprise Enrollment Coverage” as the insurance carrier and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured and v. Three of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability. We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 3.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).
3. (continued) f. (continued) iii. 11 of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for physical damage and which indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured, iv. Three of the Sample Leases have System Screen Shots which indicate ”Enterprise Enrollment Coverage” as the insurance carrier and indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents which indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured and v. Three of the Sample Leases have Insurance Source Documents which indicate the lessee being self-insured for both physical damage and liability. We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item 3.f. that is contained on the Insurance Source Documents or System Screen Shots (as applicable).

Exhibit 1 to Attachment A
Page 1 of 3

Sample Characteristics

Sample Characteristic	Base Data File Field Name	Source Document	Note(s)
Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii., iv.
Vehicle make	VEHICLE_MAKE	System Screen Shots	
Vehicle model	VEHICLE_MODEL	System Screen Shots	
Vehicle type	VEH_TYPE_NAME	System Screen Shots	
Contract type	LEASE_TYPE	System Screen Shots	v.
Lease term	TERM	System Screen Shots	
Interest percentage	INT_PCT	System Screen Shots	
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	vi.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	System Screen Shots and recalculation	vii., viii., ix.
Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	ix.
Client industry	BUSN_TYPE_DESC	System Screen Shots	x.

Notes:

i. For identification purposes only.

ii. The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the "Affiliate Sample Leases"), the lessee is identified on the System Screen Shots as a sub-customer of a master customer (the "Master Customer"). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown on the System Screen Shots.

iii. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the legal name of the Master Customer, as shown on the System Screen Shots.

iv. For the purpose of comparing the legal name of the lessee Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and punctuation.

Notes: (continued) v. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that: a. A contract type of “type N” on the System Screen Shots corresponds to a closed term lease (the “Closed
Notes: (continued) v. For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that: a. A contract type of “type N” on the System Screen Shots corresponds to a closed term lease (the “Closed
Term Sample Leases”), as shown on the Base Data File, and b. A contract type of “type E” on the System Screen Shots corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Base Data File. vi. The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases. vii. For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except Sample Lease Number 108), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the: a. Product of: i. The monthly depreciation value and ii. The difference between the lease term and months in service from b. Sum of the unit delivered price and accumulated depreciation, all as shown on the System Screen Shots. For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less. For the avoidance of doubt with respect to the recalculation described above, the accumulated depreciation value, as shown on the System Screen Shots, is a negative value, and the recalculation described in vii.b. above reduces the unit delivered price by such accumulated depreciation value.

Notes: (continued) viii. For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Number 108, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the: a. Product of: i. The unit delivered price, ii. The monthly depreciation percent and iii. The difference between the lease term and months in service from b. Sum of the unit delivered price and accumulated depreciation, all as shown on the System Screen Shots. For the purpose of this procedure, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less. For the avoidance of doubt with respect to the recalculation described above, the accumulated depreciation value, as shown on the System Screen Shots, is a negative value, and the recalculation described in viii.b. above reduces the unit delivered price by such accumulated depreciation value. ix. The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained activity which occurred after the Cutoff Date. For the purpose of comparing the vehicle residual value and vehicle capitalized cost Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider activity shown on the System Screen Shots which occurred on or prior to the Cutoff Date. x. For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown on the System Screen Shots. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.

Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date Sample Lease Number Completed Date 12 1/26/2017 30 12/1/2016 53 9/27/2016 67 11/19/2016 85 12/23/2014 Note: The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to): a. Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred, b. The level of risk inherent with the client’s fleet, c. How long they have been a client, d. Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and e. Whether the client has been placed on credit hold or order hold. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, that is described above.

Owner Name, Security Interest Holder/Lessor Name or Name of Purchaser Sample Lease Number Owner Name, Security Interest Holder/Lessor Name or Name of Purchaser 1 Enterprise FM Trust 2 Enterprise FM Trust % Southern 3 Enterprise FM Trust 4 Enterprise FM Trust 5 Enterprise FM Trust 6 Enterprise FM Trust 7 Enterprise FM Trust 8 Enterprise FM Trust 9 Arizona Electric Power Cooperative Inc Lessee Enterprise FM Trust Lessor 10 Enterprise FM Trust 11 Enterprise FM Trust 12 Enterprise FM Trust LSR Skookum Educational Programs LSE 13 Enterprise FM Trust LSR Total American Invst Co LSE 14 Enterprise FM Trust 15 Enterprise FM Trust 16 Enterprise FM Trust 17 Enterprise FM Trust LSR Cemco LSE 18 Enterprise FM Trust 19 Enterprise FM Trust 20 Enterprise FM Trust LSR Systems Paving Inc LSE 21 Enterprise FM Trust 22 Enterprise FM Trust 23 Enterprise FM Trust 24 Enterprise FM Trust LSR Amag Pharmaceutical Inc LSE 25 Enterprise FM Trust 26 Enterprise FM Trust 27 Enterprise FM Trust 28 Enterprise FM Trust 29 Enterprise FM Trust 30 LSR Enterprise FM Trust 31 Enterprise FM Trust 32 Enterprise FM Trust – LSR U.S. Security Associates - LSE 33 Enterprise FM Trust 34 Enterprise FM Trust 35 Enterprise FM Trust 36 LSR Enterprise FM Trust 37 Enterprise FM Trust

Sample Lease Number Owner Name, Security Interest Holder/Lessor Name or Name of Purchaser 38 Enterprise FM Trust 39 Enterprise FM Trust 40 Enterprise FM Trust 41 Enterprise FM Trust 42 Enterprise FM Trust 43 Enterprise FM Trust 44 Enterprise FM Trust 45 Enterprise FM Trust 46 Enterprise FM Trust 47 Enterprise FM Trust 48 Enterprise FM Trust 49 Enterprise FM Trust 50 Enterprise FM Trust 51 Enterprise FM Trust - Lessor Oasis Petroleum LLC - Lessee 52 Enterprise FM Trust 53 Enterprise FM Trust LSR Certified Folder Display LSE 54 Enterprise FM Trust 55 Enterprise FM Trust 56 Enterprise FM Trust LSR Boudreau Pipeline Corp LSE 57 Enterprise FM Trust 58 Primera Lessee Enterprise FM Trust Lessor 59 Enterprise FM Trust 60 Enterprise FM Trust 61 Enterprise FM Trust 62 Enterprise FM Trust 63 Enterprise FM Trust 64 Enterprise FM Trust 65 Enterprise FM Trust 66 Enterprise FM Trust 67 Enterprise FM Trust 68 Enterprise FM Trust 69 Enterprise FM Trust 70 Enterprise FM Trust 71 Enterprise FM Trust 72 Enterprise FM Trust 73 CSW Contractors Inc Lessee Enterprise FM Trust Lessor 74 Enterprise FM Trust 75 Enterprise FM Trust 76 Enterprise FM Trust LSR Financial Technology Solutions International Inc LSE

Sample Lease Number Owner Name, Security Interest Holder/Lessor Name or Name of Purchaser 77 Enterprise FM Trust 78 Enterprise FM Trust 79 Enterprise FM Trust Lessor 80 Enterprise FM Trust LSR Direct Delivery Services LSE 81 Enterprise FM Trust LSR Lumbermens Incorporated LSE 82 Enterprise FM Trust 83 Enterprise FM Trust 84 Enterprise FM Trust - Lessor Advanced Oilfield Services LLC - Lessee 85 Enterprise FM Trust Lessor 86 Enterprise FM Trust LSR Webcor LP LSE 87 Power Line - Edison Electric Lessee Enterprise FM Trust Lessor 88 Power Line SE Directional Drilling Lessee Enterprise FM Trust Lessor 89 Enterprise FM Trust LSR Gopher Patrol LSE 90 Enterprise FM Trust 91 Enterprise FM Trust 92 Enterprise FM Trust LSR Performance Air Service LSE 93 Enterprise FM Trust 94 Enterprise FM Trust 95 Enterprise FM Trust 96 Enterprise FM Trust LSR J Henges Enterprises Inc LSE 97 Enterprise FM Trust 98 Enterprise FM Trust LSR Landscape Development Inc LSE 99 Enterprise FM Trust 100 Enterprise FM Trust 101 Enterprise FM Trust 102 Enterprise FM Trust LSR Amer Civil Const Inc LSE 103 Enterprise FM Trust 104 Enterprise FM Trust 105 Enterprise FM Trust Lessor 106 Enterprise FM Trust 107 Enterprise FM Trust C/O Providence Center 108 Rhino Construction LLC Lessee Enterprise FM Trust Lessor 109 Enterprise FM Trust 110 Enterprise FM Trust 111 Enterprise FM Trust LSR Chenega Corporation LSE 112 Enterprise FM Trust 113 Enterprise FM Trust 114 Enterprise FM Trust 115 Enterprise FM Trust

Sample Lease Number Owner Name, Security Interest Holder/Lessor Name or Name of Purchaser 116 Enterprise FM Trust 117 Enterprise FM Trust 118 Enterprise FM Trust 119 Enterprise FM Trust 120 Enterprise FM Trust 121 Enterprise FM Trust 122 Enterprise FM Trust 123 Enterprise FM Trust 124 Enterprise FM Trust 125 Enterprise FM Trust 126 Enterprise FM Trust 127 Enterprise FM Trust 128 Enterprise FM Trust 129 Enterprise FM Trust 130 Engineering Wireless Services Lessee Enterprise FM Trust Lessor 131 Enterprise FM Trust 132 Precision Electric Company Lessee Enterprise FM Trust Lessor 133 Enterprise FM Trust LSR Mtr Vehicle Software Co LSE 134 Enterprise FM Trust %Lane Pipeline Construction 135 Enterprise FM Trust 136 Enterprise FM Trust 137 Enterprise FM Trust LSR Post Alarm Systems Inc LSE 138 Enterprise FM Trust 139 Enterprise FM Trust 140 Enterprise FM Trust 141 Enterprise FM Trust 142 Enterprise FM Trust 143 Enterprise FM Trust 144 Enterprise FM Trust - Lessor Tercel Oilfield Products USA LLC - Lessee 145 Enterprise FM Trust 146 Enterprise FM Trust LSR City of Santa Ana LSE 147 Enterprise FM Trust 148 Enterprise FM Trust 149 Enterprise FM Trust 150 Enterprise FM Trust (Lessor)

Exhibit 4 to Attachment A
Page 1 of 5

Loss Payee Name and Additional Insured Name

Sample Lease Number	Loss Payee Name and Additional Insured Name
1	Enterprise FM Trust
2	Enterprise FM Trust
3	Enterprise FM Trust
4	Self-Insured (physical damage) and Enterprise FM Trust (liability)
5	Enterprise FM Trust
6	Enterprise FM Trust
7	Enterprise FM Trust
8	Enterprise FM Trust
9	Enterprise FM Trust
10	Enterprise FM Trust
11	Enterprise FM Trust
12	Enterprise FM Trust
13	Enterprise FM Trust
14	Enterprise FM Trust
15	Enterprise FM Trust
16	Enterprise FM Trust
17	EHI Physical Damage Plan and Liability Plan
18	Enterprise FM Trust
19	Enterprise FM Trust
20	EHI Physical Damage Plan and Enterprise FM Trust (liability)
21	EHI Physical Damage Plan and Liability Plan
22	Enterprise FM Trust
23	Enterprise FM Trust
24	EHI Physical Damage Plan and Liability Plan
25	Enterprise FM Trust
26	Enterprise FM Trust
27	Enterprise FM Trust
28	Enterprise FM Trust
29	Enterprise FM Trust
30	Enterprise FM Trust
31	Enterprise FM Trust
32	Enterprise FM Trust
33	Enterprise FM Trust
34	Enterprise FM Trust
35	Enterprise FM Trust
36	Self-Insured (physical damage and liability)

Exhibit 4 to Attachment A
Page 2 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
37	Enterprise FM Trust
38	Enterprise FM Trust
39	Enterprise FM Trust
40	Self-Insured (physical damage and liability)
41	Enterprise FM Trust
42	Enterprise FM Trust
43	Enterprise FM Trust
44	Enterprise FM Trust
45	EHI Physical Damage Plan and Liability Plan
46	Enterprise FM Trust
47	EHI Physical Damage Plan and Enterprise FM Trust (liability)
48	Self-Insured (physical damage) and Enterprise FM Trust (liability)
49	Self-Insured (physical damage) and Enterprise FM Trust (liability)
50	Enterprise FM Trust
51	Self-Insured (physical damage) and Enterprise FM Trust (liability)
52	Self-Insured (physical damage) and Enterprise FM Trust (liability)
53	Enterprise FM Trust
54	Enterprise FM Trust
55	EHI Physical Damage Plan and Liability Plan
56	Enterprise FM Trust
57	Enterprise FM Trust
58	Enterprise FM Trust
59	Self-Insured (physical damage) and Enterprise FM Trust (liability)
60	Enterprise FM Trust
61	EHI Physical Damage Plan and Liability Plan
62	EHI Physical Damage Plan and Liability Plan
63	EHI Physical Damage Plan and Liability Plan
64	EHI Physical Damage Plan and Enterprise FM Trust (liability)
65	Enterprise FM Trust
66	EHI Physical Damage Plan and Liability Plan
67	Enterprise FM Trust
68	Enterprise FM Trust
69	Enterprise FM Trust
70	Enterprise FM Trust
71	EHI Physical Damage Plan and Liability Plan
72	Enterprise FM Trust
73	Enterprise FM Trust

Exhibit 4 to Attachment A
Page 3 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
74	Enterprise FM Trust
75	Enterprise FM Trust
76	EHI Physical Damage Plan and Liability Plan
77	Enterprise FM Trust
78	Enterprise FM Trust
79	Enterprise FM Trust
80	Enterprise FM Trust
81	Enterprise FM Trust
82	Enterprise FM Trust
83	Enterprise FM Trust
84	Enterprise FM Trust
85	Enterprise FM Trust
86	Enterprise FM Trust
87	Enterprise FM Trust
88	Enterprise FM Trust
89	Enterprise FM Trust
90	Self-Insured (physical damage) and Enterprise FM Trust (liability)
91	Enterprise FM Trust
92	Enterprise FM Trust
93	Enterprise FM Trust
94	Enterprise FM Trust
95	Enterprise FM Trust
96	Enterprise FM Trust
97	Enterprise FM Trust
98	Enterprise FM Trust
99	EHI Physical Damage Plan and Liability Plan
100	Enterprise FM Trust
101	Enterprise FM Trust
102	Enterprise FM Trust
103	Enterprise FM Trust
104	EHI Physical Damage Plan and Liability Plan
105	Enterprise FM Trust
106	Enterprise FM Trust
107	Enterprise FM Trust
108	Enterprise FM Trust
109	Enterprise FM Trust
110	Enterprise FM Trust

Exhibit 4 to Attachment A
Page 4 of 5

Sample Lease Number	Loss Payee Name and Additional Insured Name
111	Self-Insured (physical damage) and Enterprise FM Trust (liability)
112	EHI Physical Damage Plan and Liability Plan
113	Self-Insured (physical damage) and Enterprise FM Trust (liability)
114	Enterprise FM Trust
115	Enterprise FM Trust
116	Enterprise FM Trust
117	EHI Physical Damage Plan and Liability Plan
118	Enterprise FM Trust
119	Self-Insured (physical damage) and Enterprise FM Trust (liability)
120	Enterprise FM Trust
121	Enterprise FM Trust
122	Enterprise FM Trust
123	Enterprise FM Trust
124	Enterprise FM Trust
125	Enterprise FM Trust
126	Self-Insured (physical damage) and Enterprise FM Trust (liability)
127	EHI Physical Damage Plan and Liability Plan
128	Enterprise FM Trust
129	Enterprise FM Trust
130	Enterprise FM Trust
131	Enterprise FM Trust
132	Enterprise FM Trust
133	EHI Physical Damage Plan and Liability Plan
134	Enterprise FM Trust
135	Enterprise FM Trust
136	Enterprise FM Trust
137	Enterprise FM Trust
138	Enterprise FM Trust
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust
143	Enterprise FM Trust
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Self-Insured (physical damage and liability)
147	Enterprise FM Trust

Sample Lease Number Loss Payee Name and Additional Insured Name 148 EHI Physical Damage Plan and Liability Plan 149 Enterprise FM Trust 150 Enterprise FM Trust Notes: i. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan and Liability Plan” for the loss payee name and additional insured name. ii. For the purpose of the procedure described in Item 3.f. of Attachment A, for Sample Leases that have System Screen Shots which indicate “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use “EHI Physical Damage Plan” for the loss payee name. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, that are described in the notes above.